Cost of Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue from Contracts with Customers [Abstract]
Depreciation of property, plant and equipment and amortization of intangible assets	$ 1,321	$ 1,468	$ 1,422
Inventory changes materials costs and other	1,742	1,834	1,726
Staff costs, maintenance costs, and utilities(2)	2,228	2,567	2,424
Total cost of revenues	5,291	5,869	5,572
Staff, maintenance, and utility costs	$ 48	$ 64	$ 55